STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended
Sep. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Summary of Stock Option Activity

The summary of the stock option activity for the nine months ended September 30, 2012 is as follows:

		Weighted
		Average	Weighted
		Exercise Price	Average Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2012	39,833,438	$0.39	7.2
Granted	1,968,000	$0.15	6.2
Cancelled	(138,366)	$33.21	-
Exercised	-	$-	-
Outstanding September 30, 2012	41,663,072	$0.29	6.4

Summary of Status of Non-Vested Options

The summary of the status of the Company's non-vested options for the nine months ended September 30, 2012 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2012	11,910,000	$0.051
Granted	1,968,000	$0.042
Cancelled	-	-
Vested	(886,000)	$0.047

Non-vested, September 30, 2012	12,992,000	$0.049

Warrants to Purchase Common Stock

As of September 30, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date

3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.100	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.175	February 10, 2017
22,307,046